Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Revenue Recognition. We follow the guidance of the SEC’s Staff Accounting Bulletin (“SAB”) 104 for revenue recognition and Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”. The Company operates as a contract manufacturer and produces finished goods according to customer specifications. The agreements with customers do not contain any rights of return other than for goods that fail to meet the specifications provided by the customer. The Company has not experienced any significant returns from customers and accordingly, in management’s opinion, no reserve for returns is provided. We record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the selling price to the customer is fixed or determinable and collectability of the revenue is reasonably assured.

Principles of Consolidation. The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned, its equity investment in Betazone, Inc. and 580 Garcia Ave, LLC (“580 Garcia”) a Variable Interest Entity (“VIE”).

The Company considered the terms of its interest in 580 Garcia and determined that 580 Garcia is a VIE in accordance with ACS 810-10-55, which should be consolidated.  As of June 30, 2012, amounts included in the consolidated assets relating to 580 Garcia, which are shown in property and equipment, and consolidated liabilities, which are reported in long-term debt, total $766,205 and $2,613,675, respectively. The Company’s involvement with the entity is limited to its lease to rent the facility from 580 Garcia, with the Company as the only tenant, and the guarantee of the mortgage loan on the property of 580 Garcia. The Company’s maximum exposure to loss, based on the Company’s guarantee of the mortgage loan of 580 Garcia, is $2,613,675, which equals the carrying amount of the liability as of June 30, 2012.

Our investment in Betazone, which is our significant unconsolidated subsidiary, is accounted for using the equity method of accounting.

Convertible Instruments.  We evaluate and account for conversion options embedded in convertible instruments in accordance with ASC 815 “Derivatives and Hedging Activities”. Applicable Generally Accepted Accounting Principles (“GAAP”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

We account for convertible instruments (when we have determined that the embedded conversion options should not be bifurcated from their host instruments) as follows: We record when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

Common Stock Purchase Warrants. We classify as equity any contracts that require physical settlement or net-share settlement or provide us a choice of net-cash settlement or settlement in our own shares (physical settlement or net-share settlement) provided that such contracts are indexed to our own stock as defined in ASC 815-40 ("Contracts in Entity's Own Equity"). We classify as assets or liabilities any contracts that require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside our control) or give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). We assess classification of our common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required.

Our derivative instruments consisting of warrants to purchase shares of our common stock were valued using the Black-Scholes option pricing model, using the following assumptions at June 30, 2012:

Estimated dividends	None
Expected volatility	100%
Risk-free interest rate	0.83%
Expected term	4.25 years

Goodwill. Goodwill represents the excess of the consideration transferred over the fair value of net assets of business purchased. Goodwill is not being amortized but is evaluated for impairment on at least an annual basis.

NOTE 2 - Summary of Significant Accounting Policies

Basis of Consolidation

The consolidated financial statements include the accounts of Biozone Phamaceuticals, Inc. and its subsidiaries, all of which are wholly owned, its equity investment in Betazone, Inc. and its 580 Garcia Ave, a Variable Interest Entity (“VIE”).

The Company considered the terms of its interest in 580 Garcia and determined that it was a variable interest entity (VIE) in accordance with ACS 810-10-55, and that it should be consolidated. As of December 31, 2011, amounts included in the consolidated assets, which are shown in Property and equipment and consolidated liabilities, which are reported in long-term debt total $773,510 and $2,643,435, respectively relating to 580 Garcia. The Company’s involvement with the entity is limited to the lease it has to rent its facility from 580 Garcia, in which the Company is the only tenant, and the guarantee of the mortgage on the property of 580 Garcia. The Company’s maximum exposure to loss, which is based on the Company’s guarantee of the mortgage of 580 Garcia is $2,643,435, which equals the carrying amount of its liability as of December 31, 2011.

The Company considered the terms of its interest in 580 Garcia and determined that it was a variable interest entity (VIE) in accordance with ACS 810-10-55, and  that it should be  consolidated.  As of December 31, 2011, amounts included in the consolidated assets, which are shown in Property and equipment and consolidated liabilities, which are reported in long-term debt total $773,510 and $2,643,435, respectively relating to 580 Garcia. The Company’s involvement with the entity is limited to the lease it has to rent its facility from 580 Garcia, in which the Company is the only tenant, and the guarantee of the mortgage on the property of 580 Garcia. The Company’s maximum exposure to loss, which is based on the Company’s  guarantee of the mortgage of 580 Garcia is $2,643,435, which equals the carrying amount of its liability as of December 31, 2011.

Our significant unconsolidated subsidiary that is accounted for using the equity method of accounting is our investment in Betazone Laboratories LLC.

Use of Estimates

The preparation of the financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include the collectability of accounts receivable and deferred taxes and related valuation allowances. Certain of our estimates, including evaluating the collectability of accounts receivable, could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. We re-evaluate all of our accounting estimates at least quarterly based on these conditions and record adjustments when necessary.

Cash and Cash Equivalents

We consider all short-term highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents.

Revenue Recognition

We follow the guidance of the Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) 104 for revenue recognition and Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition”. The Company operates as a contract manufacturer and produces finished goods according to customer specifications. The agreements with customers do not contain any rights of return other than for goods that fail to meet the specifications provided by the customer. The Company has not experienced any significant returns from customers and accordingly, in management’s opinion, no reserve for returns is provided. We record revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the selling price to the customer is fixed or determinable and collectability of the revenue is reasonably assured.

Accounts Receivable and Allowance for Doubtful Accounts Receivable

We have a policy of reserving for uncollectible accounts based on our best estimate of the amount of probable credit losses in our existing accounts receivable. We extend credit to our customers based on an evaluation of their financial condition and other factors. We generally do not require collateral or other security to support accounts receivable. We perform ongoing credit evaluations of our customers and maintain an allowance for potential bad debts if required.  We determine whether an allowance for doubtful accounts is required by evaluating specific accounts where information indicates the customers may have an inability to meet financial obligations. In these cases, we use assumptions and judgment, based on the best available facts and circumstances, to record a specific allowance for those customers against amounts due to reduce the receivable to the amount expected to be collected. These specific allowances are re-evaluated and adjusted as additional information is received. The amounts calculated are analyzed to determine the total amount of the allowance. We may also record a general allowance as necessary.  Direct write-offs are taken in the period when we have exhausted our efforts to collect overdue and unpaid receivables or otherwise evaluate other circumstances that indicate that we should abandon such efforts.

Inventories

Inventories are stated at the lower of cost, determined using the weighted average cost method, and net realizable value. Net realizable value is the estimated selling price, in the ordinary course of business, less estimated costs to complete and dispose of the product.

If the Company identifies excess, obsolete or unsalable items, its inventories are written down to their realizable value in the period in which the impairment is first identified. During the year ended December 31, 2011 we recorded a charge to cost of sales of $1,439,616 relating to the write-down of inventory due to obsolescence.  Shipping and handling costs incurred for inventory purchases and product shipments are recorded in cost of sales in the Company's consolidated statements of operations.

Fair Value Measurements

We adopted the provisions of ASC Topic 820, “Fair Value Measurements and Disclosures”, which defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments. The carrying amounts of our short and long term credit obligations approximate fair value because the effective yields on these obligations, which include contractual interest rates taken together with other features such as concurrent issuances of warrants and/or embedded conversion options, are comparable to rates of returns for instruments of similar credit risk.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities
Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable
Level 3 — inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

The warrant liabilities issued in connection with our convertible debt, classified as a level 3 liability, are the only financial liability measured at fair value on a recurring basis

We measure derivative liabilities at fair value using the Black-Scholes option pricing model with assumptions that include the fair value of the stock underlying the derivative instrument, the exercise or conversion price of the derivative instrument, the risk free interest rate for a term comparable to the term of the derivative instrument and the volatility rate and dividend yield for our common stock. For derivative instruments convertible into or exercisable for shares of our preferred stock, we considered the price per share of $.50 paid by unrelated parties as the fair value of our common stock. For derivative instruments convertible into or exercisable for shares of our common stock, we considered the results of a valuation performed by a third party specialist and other internal analyses performed by management to determine the value of our stock at the commitment dates of applicable transactions. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company has not paid dividends to date and does not expect to pay dividends in the foreseeable future due to its substantial accumulated deficit. Accordingly, expected dividends yields are currently zero. Expected volatility is based principally on an analysis of historical volatilities of similarly situated companies in the marketplace for a number of periods that is at least equal to the contractual term or estimated life of the applicable financial instrument.

We also considered the use of the lattice or binomial models with respect to valuing derivative financial instruments that feature anti-dilution price protection; however, the differences in the results are insignificant due to the low probability of triggering price adjustments in such financial instruments

Stock-based compensation

We recognize compensation expense for stock-based compensation in accordance with ASC Topic 718. For employee stock-based awards, we calculate the fair value of the award on the date of grant using the Black-Scholes method for stock options and the quoted price of our common stock for unrestricted shares; the expense is recognized over the service period for awards expected to vest. For non-employee stock-based awards, we calculate the fair value of the award on the date of grant in the same manner as employee awards. However, the awards are revalued at the end of each reporting period and the pro rata compensation expense is adjusted accordingly until such time the nonemployee award is fully vested, at which time the total compensation recognized to date equals the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. We consider many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided for on a straight-line basis over the useful lives of the assets. Expenditures for additions and improvements are capitalized; repairs and maintenance are expensed as incurred.

Goodwill

Goodwill represents the excess of the consideration transferred over the fair value of net assets of business purchased. Goodwill is not being amortized but is evaluated for impairment on at least an annual basis.

Impairment of long lived assets

Long-lived assets are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. For assets that are to be held and used, impairment is recognized when the estimated undiscounted cash flows associated with the asset or group of assets is less than their carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value.

Income taxes

We use the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740.10.30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740.10.40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

Convertible Instruments

We evaluate and account for conversion options embedded in convertible instruments in accordance with ASC 815 “Derivatives and Hedging Activities”.

Applicable GAAP requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

We account for convertible instruments (when we have determined that the embedded conversion options should not be bifurcated from their host instruments) as follows: We record when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption. The embedded conversion option in connection with our convertible debt could not be exercised unless and until we completed a Qualifying Financing transaction. Accordingly, we determined based on authoritative guidance that the embedded conversion option is deemed to be a contingent conversion rather than active conversion option that did not require accounting recognition at the commitment dates of the issuances of the Notes.

Common Stock Purchase Warrants and Other Derivative Financial Instruments

We classify as equity any contracts that require physical settlement or net-share settlement or provide us a choice of net-cash settlement or settlement in our own shares (physical settlement or net-share settlement) provided that such contracts are indexed to our own stock as defined in ASC 815-40 ("Contracts in Entity's Own Equity"). We classify as assets or liabilities any contracts that require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside our control) or give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). We assess classification of our common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required.

Our derivative instruments consisting of warrants to purchase our common stock were valued using the Black-Scholes option pricing model, using the following assumptions at December 31, 2011:

Estimated dividends                             None

Expected volatility                                100%

Risk-free interest rate                           0.83%

Expected term                                        4.25 years

Concentration of Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist principally of cash and cash equivalents. We maintain our cash accounts at high quality financial institutions with balances, at times, in excess of Federally insured limits. Management believes that the financial institutions that hold our deposits are financially sound and therefore pose minimal credit risk

Research and development

Research and development expenditures are charged to operations as incurred